Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of Earnings Per Share

Year ended December 31, 2023	Net loss	Weighted average shares outstanding	Per share
Basic	$(110,924)	123,834,242	$(0.90)
Dilutive effect of stock option conversion	-	-	-
Diluted	$(110,924)	123,834,242	$(0.90)

Year ended December 31, 2022	Net loss	Weighted average shares outstanding	Per share
Basic	$(100,943)	97,045,917	$(1.04)
Dilutive effect of stock option conversion	-	-	-
Diluted	$(100,943)	97,045,917	$(1.04)